Reporting Entity - Summary of Consolidated Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2024
LG Display America, Inc. [member]
Disclosure of subsidiaries [line items]
Location	San Jose,U.S.A.
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Sep. 24, 1999
Business	Sales of display products
LG Display Germany GmbH [member]
Disclosure of subsidiaries [line items]
Location	Eschborn,Germany
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Oct. 15, 1999
Business	Sales of display products
LG Display Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Tokyo, Japan
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Oct. 12, 1999
Business	Sales of display products
LG Display Taiwan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Taipei, Taiwan
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Apr. 12, 1999
Business	Sales of display products
LG Display Nanjing Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Nanjing, China
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Jul. 15, 2002
Business	Production of display products
LG Display Shanghai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Shanghai,China
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Jan. 16, 2003
Business	Sales of display products
LG Display Guangzhou Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Guangzhou,China	[1]
Percentage of ownership	100.00%	[1]
Closing month	December	[1]
Date of incorporation	Jun. 30, 2006	[1]
Business	Production of display products	[1]
LG Display Shenzhen Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Shenzhen,China
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Jul. 27, 2007
Business	Sales of display products
LG Display Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Singapore
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Nov. 04, 2008
Business	Sales of display products
L&T Display Technology (Fujian) Limited [member]
Disclosure of subsidiaries [line items]
Location	Fujian, China
Percentage of ownership	51.00%
Closing month	December
Date of incorporation	Dec. 07, 2009
Business	Production and sales of LCD moduleand LCD monitor sets
LG Display Yantai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Yantai, China
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Mar. 17, 2010
Business	Production of display products
Nanumnuri Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Gumi, SouthKorea
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Mar. 21, 2012
Business	Business facility maintenance
LG Display (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Guangzhou,China	[1],[2]
Percentage of ownership	80.00%	[1],[2]
Closing month	December	[1],[2]
Date of incorporation	Dec. 10, 2012	[1],[2]
Business	Production and sales of display products	[1],[2]
Unified Innovative Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location	Wilmington,U.S.A.
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Mar. 12, 2014
Business	Intellectual property management
LG Display Guangzhou Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Guangzhou,China
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Apr. 28, 2015
Business	Sales of display products
Global OLED Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location	Sterling, U.S.A.
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Dec. 18, 2009
Business	OLED intellectual property management
LG Display Vietnam Haiphong Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Haiphong,Vietnam
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	May 05, 2016
Business	Production and sales of display products
Suzhou Lehui Display Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Suzhou, China
Percentage of ownership	100.00%
Closing month	December
Date of incorporation	Jul. 01, 2016
Business	Production and sales of LCD moduleand LCD monitor sets
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Location	Wilmington,U.S.A.	[3]
Percentage of ownership	100.00%	[3]
Closing month	December	[3]
Date of incorporation	May 01, 2018	[3]
Business	Investment in venture business andtechnologies	[3]
LG Display High-Tech (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Guangzhou, China
Percentage of ownership	70.00%
Closing month	December
Date of incorporation	Jul. 11, 2018
Business	Production and sales of display products

[1]

(*1) For the year ended December 31, 2024, the contract to sell 80% of its stake in LG Display (China) Co., Ltd. and 100% of its stake in LG Display Guangzhou Co., Ltd. was signed. As a result, the assets and liabilities held by LG Display (China) Co., Ltd. and LG Display Guangzhou Co., Ltd. are presented as assets and liabilities held for sale.

[2]	(*2) For the year ended December 31, 2024, the Group acquired 10% equity interests in LG Display (China) Co., Ltd. for ~~W~~245,362 million from non-controlling shareholders.
[3]

(*3) For the year ended December 31, 2024, the Parent Company contributed ~~W~~6,831 million in cash for the capital increase of LG DISPLAY FUND I LLC. There was no change in the Parent Company’s percentage of ownership in LG DISPLAY FUND I LLC as a result of this additional investment.